Capital Stock - Restricted Stock (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested at January 1, 2014, Weighted Average Grant Date Fair Value	$ 81.96
Granted, Weighted Average Grant-Date Fair Value	61.65
Vested, Weighted Average Grant-Date Fair Value	81.14
Forfeited, Weighted Average Grant-Date Fair Value	78.26
Non-vested at December 31, 2014, Weighted Average Grant Date Fair Value	$ 70.12	$ 81.96
Business Performance Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares	602,000
Forfeited or expired, Shares	(101,000)
Restricted Shares, nonvested, Ending Balance, Shares	501,000
Granted, Weighted Average Grant-Date Fair Value	$ 66.63
Forfeited or expired, Weighted Average Grant-Date Fair Value	66.63
Non-vested at December 31, 2014, Weighted Average Grant Date Fair Value	$ 66.63
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares, nonvested, Beginning Balance, Shares	4,784,000
Granted, Shares	2,976,000	3,046,744	3,098,029
Vested, Shares	(1,839,000)
Forfeited or cancelled, Shares	(1,351,000)
Restricted Shares, nonvested, Ending Balance, Shares	4,570,000	4,784,000
Granted, Weighted Average Grant-Date Fair Value	$ 61.65	$ 86.87	$ 82.95